PROPERTY AND EQUIPMENT, NET - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	$ 532,902	$ 292,741
Less: accumulated depreciation	(214,282)	(100,384)
Property, plant and equipment, net	318,620	192,357
Computers [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	339,221	208,435
Office Equipment, Furniture and Fittings [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	24,883	15,451
Leasehold Improvements [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	129,298	63,781
Motor Vehicles [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	14,624	5,074
Warehouse Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	3,464	0
Land Use Right [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	20,598	0
Building [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	$ 814	$ 0